DERIVATIVE LIABILITY	12 Months Ended
May 31, 2016
Disclosure Text Block [Abstract]
Derivatives and Fair Value [Text Block]
NOTE 11 – DERIVATIVE LIABILITY

In March 2016, the Company entered into convertible note agreements containing beneficial conversion features with Old Main Capital LLC (“Old Main”).  One of the features is a ratchet reset provision which reduces  the conversion price should the Company issue equity with an effective price per share that is lower than the stated conversion price in the note agreement (see note 12). The Company accounts for the fair value of the conversion feature in accordance with ASC 815- Accounting for Derivatives and Hedging and Emerging Issues Task Force (“EITF”) 07-05- Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock (“EITF 07-05”). The Company carries the embedded derivative on its balance sheet at fair value and accounts for any unrealized change in fair value as a component of its results of operations.

During the year ended May 31, 2016, the Company recorded derivative liabilities in the amount of $480,294.  The Company revalued these liabilities at May 31, 2016, and recognized a gain on revaluation in the amount of $61,757 during the twelve months ended May 31, 2016, bringing the fair value of the derivative liability to $418,537 as of May 31, 2016.